Consolidated statement of comprehensive loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Loss for the year	$ (153,115)	$ (202,272)	$ (417,060)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Exchange differences from translation of foreign operations	56,197	(40,985)	10,935
Fair value changes on Convertible Notes attributable to changes in credit risks	(16,355)	0	(72,656)
Total other comprehensive income/(loss) for the year	39,842	(40,985)	(61,721)
Total comprehensive loss for the year	(113,273)	(243,257)	(478,781)
Attributable to:
Shareholders of the parent	(112,954)	(242,905)	(478,595)
Non-controlling interests	$ (319)	$ (352)	$ (186)